LEASES - Company's leases (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Jan. 01, 2022
LEASES
Right of use asset	$ 53,393	$ 53,100
Lease liabilities, current	$ 10,670
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses
Lease liabilities	$ 52,969	$ 61,300
Total lease liabilities	$ 63,639
Weighted average remaining lease term	6 years 10 months 24 days
Weighted average discount rate	5.60%
Cash paid for amounts included in lease liabilities	$ 3,852
Right of use assets obtained in exchange for lease obligations upon adoption	54,738
Right of use asset obtained in exchange for lease obligation during three months ended March 31, 2022	$ 5,514